Share-Based Compensation - Schedule of Share-based Compensation Expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Warrants [Line Items]
Share-based compensation expense	$ 5,616	$ 46,960	$ 74,808	$ 40,299
Geological And Geophysical Costs [Member]
Warrants [Line Items]
Share-based compensation expense			4,882	4,728
Salaries And Benefits [Member]
Warrants [Line Items]
Share-based compensation expense			66,964	33,795
Investor Relations [Member]
Warrants [Line Items]
Share-based compensation expense			1,834	1,776
General and Administrative Expense [Member]
Warrants [Line Items]
Share-based compensation expense			$ 1,128